Financial assets and liabilities - Financing activity (Details) € in Millions, £ in Millions, $ in Millions														12 Months Ended
	Dec. 07, 2017 USD ($)	Jun. 12, 2017 USD ($)	Apr. 10, 2017 USD ($)	Mar. 09, 2017 USD ($)	Mar. 09, 2017 EUR (€)	Mar. 02, 2017 USD ($)	Jan. 30, 2017 USD ($)	Nov. 15, 2016 USD ($)	Oct. 03, 2016	Sep. 16, 2016 USD ($)	Sep. 16, 2016 EUR (€)	May 16, 2016 USD ($)	May 16, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 12, 2017 GBP (£)	Mar. 08, 2017 USD ($)	Mar. 08, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	May 16, 2016 EUR (€)
Financial assets and liabilities
Issuance of notes | €																			€ 6,918					€ 7,513
Repayment of principal amount outstanding | €														€ 4,061	€ 2,322	€ 198
Borrowing capacity available | €																			€ 679					€ 250
6.000% Senior Notes due 2025
Financial assets and liabilities
Issuance of notes							$ 1,000														$ 700
Stated interest rate							6.00%										6.00%	6.00%	6.00%		6.00%	6.00%
Aggregate principal amount																		$ 1,700
First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Repayment of principal amount outstanding				$ 265			$ 845
Aggregate principal amount																							$ 1,110
6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate						6.25%																	6.25%	6.25%
Repayment of principal amount outstanding						$ 415
Aggregate principal amount																							$ 415
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Issuance of notes | €																						€ 750
Stated interest rate																	2.75%	2.75%	2.75%		2.75%	2.75%
Aggregate principal amount | €																			€ 750
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Issuance of notes																					$ 715
Stated interest rate																	4.25%	4.25%	4.25%		4.25%	4.25%
Aggregate principal amount																		$ 715
4.250% First Priority Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate				4.25%	4.25%																		4.25%	4.25%
Repayment of principal amount outstanding | €					€ 750
Aggregate principal amount | €																								€ 1,155
Term Loan B Facility due 2019
Financial assets and liabilities
Repayment of principal amount outstanding				$ 663
Debt instrument extended term									2 years
6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate			6.75%																				6.75%	6.75%
Repayment of principal amount outstanding			$ 415
Aggregate principal amount																							$ 415
4.750% Senior Notes due 2027
Financial assets and liabilities
Issuance of notes | £																				£ 400
Stated interest rate																	4.75%	4.75%	4.75%	4.75%
Aggregate principal amount | £																	£ 400
Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Issuance of notes												$ 500
Repayment of principal amount outstanding		$ 500
Aggregate principal amount																							$ 500
LIBOR												LIBOR	LIBOR
Variable Interest rate												3.25%													3.25%
Asset-based revolving credit facility
Financial assets and liabilities
Facility term	5 years
Maximum borrowing capacity	$ 850																	$ 813
Borrowing capacity available | €																			€ 678
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Issuance of notes												$ 1,000
Stated interest rate												4.625%					4.625%	4.625%	4.625%				4.625%	4.625%	4.625%
Aggregate principal amount																		$ 1,000					$ 1,000
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Issuance of notes | €																									€ 440
Stated interest rate												4.125%					4.125%	4.125%	4.125%				4.125%	4.125%	4.125%
Aggregate principal amount | €																			€ 440					€ 440
7.250% Senior Notes due 2024
Financial assets and liabilities
Issuance of notes												$ 1,650
Stated interest rate												7.25%					7.25%	7.25%	7.25%				7.25%	7.25%	7.25%
Aggregate principal amount																		$ 1,650					$ 1,650
6.750% Senior Notes due 2024
Financial assets and liabilities
Issuance of notes | €																									€ 750
Stated interest rate												6.75%					6.75%	6.75%	6.75%				6.75%	6.75%	6.75%
Aggregate principal amount | €																			€ 750					€ 750
9.250% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate												9.25%													9.25%
Repayment of principal amount outstanding | €													€ 475
9.125% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate												9.125%													9.125%
Repayment of principal amount outstanding												$ 920
7.000% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate								7.00%				7.00%													7.00%
Repayment of principal amount outstanding								$ 135				$ 15
Aggregate principal amount												$ 150
8.625% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate										8.625%	8.625%
Repayment of principal amount outstanding										$ 841
8.375% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate										8.375%	8.375%
Repayment of principal amount outstanding | €											€ 295
8.75% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate																8.75%
Repayment of principal amount outstanding | €																€ 180